TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

	December 31, 2024	December 31, 2023	December 31, 2022
Reconciliation of income tax at the statutory rate
Loss before income tax	(35,401)	(20,989)	(6,184)

Theoretical tax rate of 12.5%	(4,425)	(2,624)	(1,701)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:

Non-deductible expenditure and others	2,984	3,254	335
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	1,441	(630)	1,366
Income tax / (benefit)	—	—	—